Equity (Schedule of Cash Distributions) (Details) - USD ($) $ / shares in Units, $ in Thousands											12 Months Ended
	Dec. 07, 2022	Sep. 08, 2022	Jun. 10, 2022	Mar. 31, 2022	Dec. 07, 2021	Aug. 31, 2021	May 28, 2021	Apr. 13, 2021	Dec. 09, 2020	Apr. 08, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity
Cash distributions, per share	$ 0.1270	$ 0.1270	$ 0.0820	$ 0.0820	$ 0.0410	$ 0.0410	$ 0.0205	$ 0.0205	$ 0.0206	$ 0.0413
Cash distributions, Total amount	$ 7,281	$ 7,345	$ 4,809	$ 4,847	$ 2,429	$ 2,442	$ 1,220	$ 1,133	$ 1,258	$ 2,343	$ 24,282	$ 7,224	$ 4,859